UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 119.2%
	CABLE/SATELLITE TV – 4.9%
10,346	Time Warner Cable, Inc.[3]	$1,920,114

	COFFEE – 5.7%
25,058	Keurig Green Mountain, Inc.[3]	2,254,719

	COMMERCIAL SERVICES-FINANCE – 6.4%
26,502	Heartland Payment Systems, Inc.[3]	2,512,920

	CONSUMER PRODUCTS-MISCELLANEOUS – 4.7%
32,603	Jarden Corp.*3	1,862,283

	DIVERSIFIED MANUFACTURING – 4.2%
167,558	Blount International, Inc.*3	1,643,744

	ELECTRONIC COMPONENTS-SEMICONDUCTOR – 15.3%
50,669	Broadcom Corp. - Class A3	2,929,682
58,040	Fairchild Semiconductor International, Inc.*3	1,202,008
162,958	PMC-Sierra, Inc.*3	1,893,572
		6,025,262
	INTERNET CONTENT-ENTERTAINMENT – 2.2%
31,700	Youku Tudou, Inc. - ADR*3	860,021

	LIFE/HEALTH INSURANCE – 5.9%
20,489	StanCorp Financial Group, Inc. [3]	2,333,287

	MEDICAL-HMO – 16.5%
59,337	Health Net, Inc.*3	4,062,211
13,839	Humana, Inc.[3]	2,470,400
		6,532,611
	METAL PROCESSORS & FABRIC – 11.1%
18,892	Precision Castparts Corp.[3]	4,383,133

	NETWORKING PRODUCTS – 3.1%
49,140	EZchip Semiconductor Ltd.* 1,3	1,214,741

	OIL FIELD MACHINERY & EQUIPMENT – 5.4%
34,023	Cameron International Corp.*3	2,150,254

	OIL REFINING & MARKETING – 4.3%
65,157	Northern Tier Energy LP3	1,684,960

	REINSURANCE – 15.6%
44,098	PartnerRe Ltd.[1,3]	6,162,254

	REITS-OFFICE PROPERTY – 6.6%
109,814	BioMed Realty Trust, Inc. - REIT[3]	2,601,494

	RETAIL-AUTO PARTS – 2.3%
49,906	Pep Boys-Manny Moe & Jack*3	918,769

	SEMICONDUCTOR EQUIPMENT – 5.0%
28,626	KLA-Tencor Corp.[3]	1,985,213

	TOTAL COMMON STOCKS (Cost $46,280,508)	47,045,779

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 11.2%
$4,430,585	UMB Money Market Fiduciary, 0.01%[2]	$4,430,585

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,430,585)	4,430,585

	TOTAL INVESTMENTS – 130.4% (Cost $50,711,093)	51,476,364
	Liabilities in Excess of Other Assets – (30.4)%	(12,004,526)

	TOTAL NET ASSETS – 100.0%	$39,471,838

Number of Shares

	SECURITIES SOLD SHORT – (31.6)%
	COMMON STOCKS – (31.6)%
	CABLE/SATELLITE TV – (2.6)%
(5,596)	Charter Communications, Inc. - Class A*	(1,024,628)

	COMMERCIAL SERVICES-FINANCE – (2.9)%
(17,722)	Global Payments, Inc.	(1,143,246)

	ELECTRONIC COMPONENTS-SEMICONDUCTOR – (4.6)%
(9,761)	Avago Technologies Ltd.[1]	(1,416,809)
(12,564)	Microsemi Corp.*	(409,461)
		(1,826,270)
	HOME DECORATION PRODUCTS – (3.1)%
(28,131)	Newell Rubbermaid, Inc.	(1,240,014)

	MEDICAL-HMO – (9.4)%
(11,592)	Aetna, Inc.	(1,253,327)
(37,210)	Centene Corp.*	(2,448,790)
		(3,702,117)
	OIL REFINING & MARKETING – (1.8)%
(19,403)	Western Refining, Inc.	(691,135)

	OIL-FIELD SERVICES – (4.3)%
(24,298)	Schlumberger Ltd.[1]	(1,694,786)

	SEMICONDUCTOR EQUIPMENT – (2.9)%
(14,313)	Lam Research Corp.	(1,136,738)

	TOTAL COMMON STOCKS (Proceeds $12,267,426)	(12,458,934)

	TOTAL SECURITIES SOLD SHORT (Proceeds $12,267,426)	$(12,458,934)

ADR – American Depository Receipt
LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Note 1 – Organization
Vivaldi Merger Arbitrage Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation.  The Fund commenced investment operations on October 1, 2015, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2015 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes
At December 31, 2015, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$50,777,231

Gross unrealized appreciation	$880,459
Gross unrealized depreciation	(181,326)

Net unrealized appreciation on investments	$699,133

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$47,045,779	$-	$-	$47,045,779
Short-Term Investments	4,430,585	-	-	4,430,585
Total Assets	$51,476,364	$-	$-	$51,476,364

Liabilities
Securities Sold Short
Common Stocks*	$12,458,934	$-	$-	$12,458,934
Total Liabilities	$12,458,934	$-	$-	$12,458,934

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	02/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	02/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	02/29/16

* Print the name and title of each signing officer under his or her signature.